NET INCOME PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to shareholders of the Company | ¥		¥ 5,989,691	¥ 6,264,314	¥ 4,285,336
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per ordinary share		266,496,992	298,012,150	320,749,805
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method		5,674,886	5,437,714	7,759,140
Weighted average ordinary shares outstanding used in computing diluted income per ordinary share		272,171,878	303,449,864	328,508,945
Basic net income per share (in RMB per share) | (per share)	$ 3.21	¥ 22.48	¥ 21.02	¥ 13.36
Diluted net income per share (in RMB per share) | (per share)	$ 3.15	¥ 22.01	¥ 20.64	¥ 13.04